Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Sep. 22, 2017 shares	Oct. 06, 2015	Jul. 09, 2015	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized | $				$ 3,736		$ 2,023
Compensation expense recognition period				2 years 11 months		2 years 5 months
Estimated fair value of common stock, per share (in dollars per share) | $ / shares						$ 3.00
Weighted-average grant date fair value (in dollars per share) | $ / shares				$ 2.27	$ 2.92	$ 2.92	$ 0.90
Intrinsic value of options exercised | $				$ 18	$ 202	$ 202	$ 63
Initial Employee Stock Option | Monthly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights as a percentage, by month		2.08%
Subsequent Employee Stock Option | Monthly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights as a percentage, by month		2.08%
Exicure, Inc. 2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	5,842,525
Number of shares available for grant (in shares)	2,169,905			1,037,261		2,169,905
Number of additional shares authorized (in shares)	4,600,000
Number of additional shares authorized as a percentage of common stock outstanding (in shares)	5.00%
Exicure OpCo 2015 Equity Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)	3,683,817
Award expiration period		10 years
Exicure OpCo 2015 Equity Incentive Plan | Initial Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		48 months
Exicure OpCo 2015 Equity Incentive Plan | Initial Employee Stock Option | First 12-month anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights as a percentage, by month		25.00%
Exicure OpCo 2015 Equity Incentive Plan | Subsequent Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		48 months
Conversion Of Options To Purchase Common Units Into Options To Purchase Common Stock Of Exicure OpCo
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option conversion ratio			1